11. Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (490,044)	$ (1,095,278)	$ (937,327)	$ (1,299,111)	$ (2,024,664)	$ (626,361)
Cash flow from operating activities			(450,906)	$ (528,660)	(1,411,703)	(445,673)
Accumulated deficit	$ (4,940,785)		$ (4,940,785)		$ (4,003,458)	$ (1,978,794)